Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of June 30, 2025, the details of the Company’s subsidiaries are as follows.

Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ	March 11, 2021	Cayman Islands	100%	Investment holding
FZCO	March 22, 2022	Dubai	100%	Business management, operations, commercialization
NWTN Technology USA INC.	October 20, 2022	USA	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C.	November 22, 2022	Dubai	100%	Business management, operations, commercialization
ICONIQ Motors Limited	March 24, 2021	British Virgin Islands	100%	Investment holding
ICONIQ Global Limited	April 28, 2021	Hong Kong, PRC	100%	Investment holding
Suez Top Ventures Limited	November 25, 2021	Hong Kong, PRC	100%	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”)	July 15, 2021	PRC	100%	Investment holding
ICONIQ (Tianjin) Motors Co., Ltd.	August 11, 2021	PRC	100%	Investment holding
Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”)	June 14, 2022	PRC	100%	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited	December 30, 2022	PRC	100%	Technology development
Tianqi Group	September 5, 2016	PRC	95.88%	Design and technology development
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”)	December 27, 2014	PRC	99.31%	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”)	April 25, 2014	PRC	95.88%	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”)	December 7, 2018	PRC	95.88%	Technology development
East Stone	August 9, 2018	BVI	100%	Investment holding

As of December 31, 2024, the details of the Company’s subsidiaries are as follows.

Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ	March 11, 2021	Cayman Islands	100%	Investment holding
FZCO	March 22, 2022	Dubai	100%	Business management, operations, commercialization
NWTN Technology USA INC.	October 20, 2022	USA	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C.	November 22, 2022	Dubai	100%	Business management, operations, commercialization
ICONIQ Motors Limited	March 24, 2021	British Virgin Islands	100%	Investment holding
ICONIQ Global Limited	April 28, 2021	Hong Kong, PRC	100%	Investment holding
Suez Top Ventures Limited	November 25, 2021	Hong Kong, PRC	100%	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”)	July 15, 2021	PRC	100%	Investment holding
Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ (Tianjin) Motors Co., Ltd.	August 11, 2021	PRC	100%	Investment holding
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”)	June 14, 2022	PRC	100%	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited	December 30, 2022	PRC	100%	Technology development
Tianqi Group	September 5, 2016	PRC	95.88%	Design and technology development
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”)	December 27, 2014	PRC	99.31%	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”)	April 25, 2014	PRC	95.88%	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”)	December 7, 2018	PRC	95.88%	Technology development
East Stone	August 9, 2018	BVI	100%	Investment holding